Loans, Impaired Loans and Allowance for Credit Losses - Summary of Key Macroeconomic Variables Used for Allowance for Credit Losses Calculations (Detail)	12 Months Ended
	Oct. 31, 2025 $ / lb $ / bbl	Oct. 31, 2024 $ / lb $ / bbl
Base case scenario [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.20%	1.80%
Consumer price index, y/y %	1.90%	2.20%
Unemployment rate, average %	7.00%	6.70%
Bank of Canada overnight rate target, average %	2.30%	3.30%
HPI – Housing Price Index, y/y % change	1.90%	1.60%
USD/CAD exchange rate, average	1.32	1.34
Base case scenario [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.20%	2.20%
Consumer price index, y/y %	2.20%	2.00%
Unemployment rate, average %	5.80%	6.00%
Bank of Canada overnight rate target, average %	2.80%	2.60%
HPI – Housing Price Index, y/y % change	6.20%	4.20%
USD/CAD exchange rate, average	1.3	1.3
Base case scenario [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.40%	1.60%
Consumer price index, y/y %	2.60%	2.40%
Target federal funds rate, upper limit, average %	3.30%	4.10%
Unemployment rate, average %	4.50%	4.30%
Base case scenario [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.30%	2.20%
Consumer price index, y/y %	2.50%	2.30%
Target federal funds rate, upper limit, average %	3.00%	2.90%
Unemployment rate, average %	4.30%	4.30%
Base case scenario [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(0.20%)	1.30%
Unemployment rate, average %	3.30%	3.30%
Base case scenario [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.20%	2.10%
Unemployment rate, average %	3.70%	3.90%
Base case scenario [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.40%	3.00%
Unemployment rate, average %	7.90%	7.90%
Base case scenario [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.00%	2.20%
Unemployment rate, average %	6.70%	6.70%
Base case scenario [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.90%	2.60%
Unemployment rate, average %	5.70%	6.70%
Base case scenario [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.10%	3.40%
Unemployment rate, average %	6.10%	6.20%
Base case scenario [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.90%	2.60%
Unemployment rate, average %	10.30%	11.10%
Base case scenario [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.50%	2.70%
Unemployment rate, average %	9.90%	10.10%
Base case scenario [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.70%	3.60%
Base case scenario [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.00%	3.80%
Base case scenario [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	60	73
Base case scenario [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	66	69
Base case scenario [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.19	4.99
Base case scenario [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.68	5.29
Base case scenario [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	2.20%	3.40%
Base case scenario [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	2.70%	2.40%
Alternative Scenario - Optimistic [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.40%	2.80%
Consumer price index, y/y %	2.10%	2.40%
Unemployment rate, average %	6.60%	6.30%
Bank of Canada overnight rate target, average %	2.80%	3.50%
HPI – Housing Price Index, y/y % change	2.60%	2.40%
USD/CAD exchange rate, average	1.31	1.33
Alternative Scenario - Optimistic [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.10%	3.10%
Consumer price index, y/y %	2.70%	2.50%
Unemployment rate, average %	4.70%	5.00%
Bank of Canada overnight rate target, average %	3.70%	3.60%
HPI – Housing Price Index, y/y % change	7.70%	5.50%
USD/CAD exchange rate, average	1.29	1.28
Alternative Scenario - Optimistic [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.90%	2.30%
Consumer price index, y/y %	2.70%	2.60%
Target federal funds rate, upper limit, average %	3.50%	4.10%
Unemployment rate, average %	4.40%	4.20%
Alternative Scenario - Optimistic [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.20%	3.10%
Consumer price index, y/y %	2.80%	2.70%
Target federal funds rate, upper limit, average %	3.50%	3.40%
Unemployment rate, average %	4.00%	3.90%
Alternative Scenario - Optimistic [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.60%	2.60%
Unemployment rate, average %	3.20%	3.00%
Alternative Scenario - Optimistic [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.90%	2.90%
Unemployment rate, average %	3.10%	3.10%
Alternative Scenario - Optimistic [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.50%	4.60%
Unemployment rate, average %	7.70%	7.60%
Alternative Scenario - Optimistic [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.80%	3.20%
Unemployment rate, average %	6.40%	6.00%
Alternative Scenario - Optimistic [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.10%	3.60%
Unemployment rate, average %	5.30%	6.20%
Alternative Scenario - Optimistic [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.00%	4.50%
Unemployment rate, average %	5.20%	5.20%
Alternative Scenario - Optimistic [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.00%	3.70%
Unemployment rate, average %	10.00%	10.70%
Alternative Scenario - Optimistic [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.40%	3.80%
Unemployment rate, average %	9.10%	9.10%
Alternative Scenario - Optimistic [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.40%	4.20%
Alternative Scenario - Optimistic [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.70%	4.50%
Alternative Scenario - Optimistic [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	64	78
Alternative Scenario - Optimistic [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	78	83
Alternative Scenario - Optimistic [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.29	5.16
Alternative Scenario - Optimistic [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	5.03	5.86
Alternative Scenario - Optimistic [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	3.00%	4.30%
Alternative Scenario - Optimistic [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	3.50%	3.30%
Alternative Scenario - Pessimistic [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(1.10%)	(1.60%)
Consumer price index, y/y %	1.40%	1.60%
Unemployment rate, average %	8.20%	8.40%
Bank of Canada overnight rate target, average %	2.10%	2.90%
HPI – Housing Price Index, y/y % change	(2.00%)	(3.70%)
USD/CAD exchange rate, average	1.37	1.43
Alternative Scenario - Pessimistic [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.70%	2.90%
Consumer price index, y/y %	2.00%	1.70%
Unemployment rate, average %	6.40%	6.90%
Bank of Canada overnight rate target, average %	2.40%	2.00%
HPI – Housing Price Index, y/y % change	6.70%	4.80%
USD/CAD exchange rate, average	1.29	1.28
Alternative Scenario - Pessimistic [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(1.00%)	(1.60%)
Consumer price index, y/y %	2.70%	1.30%
Target federal funds rate, upper limit, average %	3.20%	3.60%
Unemployment rate, average %	5.80%	6.00%
Alternative Scenario - Pessimistic [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.00%	3.00%
Consumer price index, y/y %	2.40%	2.00%
Target federal funds rate, upper limit, average %	2.70%	1.80%
Unemployment rate, average %	4.80%	4.90%
Alternative Scenario - Pessimistic [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(2.40%)	(0.80%)
Unemployment rate, average %	3.90%	4.10%
Alternative Scenario - Pessimistic [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.60%	2.60%
Unemployment rate, average %	3.80%	4.00%
Alternative Scenario - Pessimistic [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.30%	0.10%
Unemployment rate, average %	9.00%	9.50%
Alternative Scenario - Pessimistic [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.60%	3.00%
Unemployment rate, average %	6.90%	7.00%
Alternative Scenario - Pessimistic [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.60%	1.50%
Unemployment rate, average %	6.70%	8.10%
Alternative Scenario - Pessimistic [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.60%	3.70%
Unemployment rate, average %	6.50%	6.50%
Alternative Scenario - Pessimistic [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.70%	1.40%
Unemployment rate, average %	12.00%	13.50%
Alternative Scenario - Pessimistic [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.00%	3.10%
Unemployment rate, average %	10.50%	10.60%
Alternative Scenario - Pessimistic [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.60%	2.50%
Alternative Scenario - Pessimistic [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.40%	4.20%
Alternative Scenario - Pessimistic [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	53	60
Alternative Scenario - Pessimistic [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	61	60
Alternative Scenario - Pessimistic [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	3.92	4.5
Alternative Scenario - Pessimistic [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.6	5.13
Alternative Scenario - Pessimistic [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	0.30%	0.60%
Alternative Scenario - Pessimistic [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	3.20%	3.10%
Alternative Scenario - Very Pessimistic [Member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(4.40%)	(4.40%)
Consumer price index, y/y %	5.00%	5.80%
Unemployment rate, average %	11.20%	11.10%
Bank of Canada overnight rate target, average %	3.10%	4.00%
HPI – Housing Price Index, y/y % change	(5.10%)	(5.80%)
USD/CAD exchange rate, average	1.45	1.49
Alternative Scenario - Very Pessimistic [Member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.40%	3.40%
Consumer price index, y/y %	2.40%	2.20%
Unemployment rate, average %	7.00%	7.30%
Bank of Canada overnight rate target, average %	3.30%	3.20%
HPI – Housing Price Index, y/y % change	6.20%	4.10%
USD/CAD exchange rate, average	1.3	1.3
Alternative Scenario - Very Pessimistic [Member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(3.70%)	(4.00%)
Consumer price index, y/y %	6.00%	6.20%
Target federal funds rate, upper limit, average %	3.90%	4.80%
Unemployment rate, average %	8.10%	8.10%
Alternative Scenario - Very Pessimistic [Member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.50%	3.40%
Consumer price index, y/y %	2.70%	2.50%
Target federal funds rate, upper limit, average %	3.60%	3.40%
Unemployment rate, average %	5.20%	5.20%
Alternative Scenario - Very Pessimistic [Member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(5.50%)	(2.90%)
Unemployment rate, average %	6.10%	6.30%
Alternative Scenario - Very Pessimistic [Member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.30%	3.20%
Unemployment rate, average %	4.60%	4.90%
Alternative Scenario - Very Pessimistic [Member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(3.70%)	(3.60%)
Unemployment rate, average %	11.20%	11.50%
Alternative Scenario - Very Pessimistic [Member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.50%	3.80%
Unemployment rate, average %	7.30%	7.40%
Alternative Scenario - Very Pessimistic [Member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(1.00%)	(0.50%)
Unemployment rate, average %	10.50%	11.80%
Alternative Scenario - Very Pessimistic [Member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.10%	4.30%
Unemployment rate, average %	7.60%	8.00%
Alternative Scenario - Very Pessimistic [Member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(1.00%)	(0.50%)
Unemployment rate, average %	18.90%	19.80%
Alternative Scenario - Very Pessimistic [Member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.50%	3.60%
Unemployment rate, average %	12.50%	13.00%
Alternative Scenario - Very Pessimistic [Member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(0.60%)	0.60%
Alternative Scenario - Very Pessimistic [Member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.90%	4.70%
Alternative Scenario - Very Pessimistic [Member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	45	53
Alternative Scenario - Very Pessimistic [Member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	56	58
Alternative Scenario - Very Pessimistic [Member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	3.61	4.32
Alternative Scenario - Very Pessimistic [Member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.47	5.02
Alternative Scenario - Very Pessimistic [Member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	(2.20%)	(1.50%)
Alternative Scenario - Very Pessimistic [Member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	3.70%	3.50%